Related Party Transactions - Transactions with Other Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2023	Jan. 31, 2023
Related Party Transaction [Line Items]
Additional paid in capital	$ 340,800,000	$ 337,200,000
Rig operating and maintenance expenses	456,400,000	359,300,000	$ 264,900,000
General and Administrative Expense	49,200,000	45,100,000	36,800,000
Other financial (expenses) / income, net (2)	2,200,000	(300,000)	100,000
Income / (loss) before income taxes	140,300,000	56,100,000	(274,400,000)
$250m Convertible Bonds (3)
Related Party Transaction [Line Items]
Principal	$ 250,000,000			$ 250,000,000
Borr Arabia Well Drilling LLC | Front End Limited Company
Related Party Transaction [Line Items]
Ownership percentage, non-controlling	3.00%
Drew Holdings Limited | $250m Convertible Bonds (3)
Related Party Transaction [Line Items]
SLA shares issued (in shares)					15,000,000
Other affiliates
Related Party Transaction [Line Items]
Additional paid in capital	$ 0	600,000	1,600,000
Income / (loss) before income taxes	3,400,000	4,300,000	500,000
Other affiliates | Front End Limited Company
Related Party Transaction [Line Items]
Rig operating and maintenance expenses	3,400,000	2,700,000	0
Other affiliates | Magni Partners Limited
Related Party Transaction [Line Items]
Additional paid in capital	0	600,000	1,600,000
General and Administrative Expense	0	600,000	500,000
Other affiliates | Drew Holdings Limited
Related Party Transaction [Line Items]
Other financial (expenses) / income, net (2)	$ 0	$ 1,000,000.0	$ 0